Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 699,511	$ 18,924	$ 588,064	$ 22,815	$ 69,708
Beginning balance (in shares) at Dec. 31, 2020		2,214,522
Net Income	78,108				78,108
Pension adjustments, net of tax	(286)			(286)
Gain(loss) on foreign currency translation, net of tax	504			504
Issuance of new shares - IPO	86,041	$ 2,274	83,767
Issuance of new shares - IPO (in shares)		263,150
Ending balance at Dec. 31, 2021	863,878	$ 21,198	671,831	23,033	147,816
Ending balance (in shares) at Dec. 31, 2021		2,477,672
Net Income	(233,978)				(233,978)
Pension adjustments, net of tax	(154)			(154)
Gain(loss) on foreign currency translation, net of tax	(3,519)			(3,519)
Reduction of Capital Reserve	0		(312,551)		312,551
Ending balance at Dec. 31, 2022	626,226	$ 21,198	359,280	19,360	226,388
Ending balance (in shares) at Dec. 31, 2022		2,477,672
Net Income	100,885				100,885
Net Income attributable to noncontrolling interests	43					$ 43
Pension adjustments, net of tax	(597)			(597)
Gain(loss) on foreign currency translation, net of tax	1,219			1,219
Other changes in noncontrolling interests	113					113
Ending balance at Dec. 31, 2023	$ 727,890	$ 21,198	$ 359,280	$ 19,982	$ 327,273	$ 157
Ending balance (in shares) at Dec. 31, 2023		2,477,672